Other Current Assets (Details Textuals) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deposits Assets, Current	$ 322,381	$ 0
Guangzhou LiNiu Network Technology Co. Ltd [Member]
Deposits Assets, Current	$ 322,000